Pensions and Other Post Employment Benefit Plans - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Group expects to contribute	SFr 0.7
Weighted average duration of defined benefit obligation	14 years 3 months 18 days	14 years 7 months 6 days
Assumption of discount rates	1.30%	1.00%
Actuarial gain of defined benefit pension liabilities	SFr 0.6
Decrease of defined benefit pension liabilities	SFr (1.3)	SFr (1.9)
Assumption for future salary increases	0.75%	1.00%
Mandatory Retirement Savings
Disclosure Of Defined Benefit Plans [Line Items]
Guaranteed interest to be credited to employees savings	1.10%
Men | 2026
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.40%
Applicable rate for converting supplementary savings	4.49%
Women | 2026
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.57%
Applicable rate for converting supplementary savings	4.67%
Women | 2027
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.71%
Applicable rate for converting supplementary savings	4.82%
Switzerland pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, plan assets, insurance coverage parentage	100.00%